Borrowings - Lines of Credit (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jul. 02, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Five-Year Credit Agreement
Lines of Credit
Amount of credit facility	$ 10,250.0
Credit facility term	5 years
Extended Term	2 years
Expenses related to the credit facility			$ 8.0	$ 7.0	$ 7.0
Maximum additional amount of commitments under the credit agreement			1,750.0
364-Day Credit Agreement, 2019
Lines of Credit
Amount of credit facility		$ 2,500.0
Credit facility term		364 days
Three-Year Credit Agreement
Lines of Credit
Amount of credit facility	$ 2,500.0
Credit facility term	3 years
364-Day Credit Agreement and Three-Year Credit Agreement
Lines of Credit
Amount of credit facility			5,000.0
Expenses related to the credit facility			4.0	$ 2.0	$ 2.0
Credit Agreement 364 Days 2020
Lines of Credit
Amount of credit facility	$ 2,500.0
Credit facility term	364 days
Credit Facilities
Lines of Credit
Borrowings outstanding			$ 0.0